Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Real Estate and Accumulated Depreciation

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Acworth, Georgia
Northwest I75	240 Northpoint Parkway	Industrial	—	1,022	1,886	—	1,022	1,886	2,908	45	1997	2010

Allen, Texas
Allen Central Park	One Allen Center	Office	—	1,966	11,051	5,066	1,720	16,363	18,083	2,528	2007	2007

Alpharetta, Georgia
Brookside Office Park	Radiant I	Office	—	1,269	14,697	143	1,269	14,840	16,109	4,297	1998	1999
Brookside Office Park	Brookside I	Office	8,559	1,625	7,864	4,513	1,492	12,510	14,002	3,847	1999	1999
Brookside Office Park	Radiant II	Office	—	831	6,755	172	831	6,927	7,758	1,785	2000	2000
Brookside Office Park	Brookside II	Office	9,254	1,381	9,988	2,826	1,248	12,947	14,195	3,717	2001	2001
NorthWinds Center	Northwinds VII	Office	—	2,271	19,226	2,216	2,304	21,409	23,713	6,522	1998	1999
NorthWinds Center	Northwinds I	Office	—	1,879	12,520	2,648	1,879	15,168	17,047	3,131	1997	2004
NorthWinds Center	Northwinds II	Office	—	1,796	12,596	853	1,796	13,449	15,245	2,579	1997	2004
NorthWinds Center	Northwinds III	Office	14,125	1,868	12,599	960	1,499	13,928	15,427	2,575	1998	2004
NorthWinds Center	Northwinds IV	Office	13,444	1,844	12,407	2,230	1,844	14,637	16,481	3,306	1999	2004
NorthWinds Center	Northwinds V	Office	—	2,215	12,428	2,075	2,215	14,503	16,718	3,130	1999	2004
NorthWinds Center	Northwinds VI	Office	—	2,662	11,781	1,319	2,662	13,100	15,762	2,447	2000	2004
NorthWinds Center	Northwinds Village	Retail	—	704	4,221	210	710	4,425	5,135	863	2000	2004
NorthWinds Center	Northwinds Restaurant	Office	—	202	302	—	202	302	504	62	1997	2004
Ridgeland	1320 Ridgeland Parkway	Industrial	—	998	6,001	307	998	6,308	7,306	1,831	1999	1999
Ridgeland	1345 Ridgeland Parkway	Industrial	—	488	1,611	1,101	488	2,712	3,200	708	1999	1999
Ridgeland	1335 Ridgeland Pkwy	Industrial	—	579	1,894	828	579	2,722	3,301	992	2000	2000
Preston Ridge	Preston Ridge IV	Office	8,371	2,777	9,442	952	2,781	10,390	13,171	2,364	2000	2004
Windward	800 North Point Parkway	Office	—	1,250	18,443	—	1,250	18,443	19,693	3,812	1991	2003
Windward	900 North Point Parkway	Office	—	1,250	13,945	—	1,250	13,945	15,195	2,905	1991	2003

Arlington, Texas
Not Applicable	Baylor Ortho Hosp-Arlington	Medical Office	16,076	584	9,623	11,860	1,816	20,251	22,067	773	2009	2009

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Arlington Heights, Illinois
Arlington Business Park	Atrium II	Office	—	776	6,199	2,787	776	8,986	9,762	3,062	1986	1998

Atlanta, Georgia
Druid Chase	2801 Buford Highway	Office	—	794	9,008	869	794	9,877	10,671	4,080	1977	1999
Druid Chase	1190 West Druid Hills Drive	Office	—	689	6,350	(509)	689	5,841	6,530	2,554	1980	1999

Aurora, Illinois
Meridian Business Campus	535 Exchange	Industrial	—	386	920	269	386	1,189	1,575	459	1984	1999
Meridian Business Campus	525 North Enterprise Street	Industrial	—	342	1,678	110	342	1,788	2,130	655	1984	1999
Meridian Business Campus	615 North Enterprise Street	Industrial	—	468	2,408	719	468	3,127	3,595	1,098	1984	1999
Meridian Business Campus	4000 Sussex Avenue	Industrial	—	417	1,684	371	417	2,055	2,472	739	1990	1999
Meridian Business Campus	3737 East Exchange	Industrial	—	598	2,543	504	598	3,047	3,645	1,013	1985	1999
Meridian Business Campus	444 North Commerce Street	Industrial	—	722	5,019	597	722	5,616	6,338	1,916	1985	1999
Meridian Business Campus	880 North Enterprise Street	Industrial	4,705	1,150	5,646	815	1,150	6,461	7,611	2,165	2000	2000
Meridian Business Campus	Meridian Office Service Center	Industrial	—	567	1,083	1,688	567	2,771	3,338	1,015	2001	2001
Meridian Business Campus	Genera Corporation	Industrial	3,582	1,957	3,827	—	1,957	3,827	5,784	1,139	2004	2004
Butterfield East	Butterfield 550	Industrial	—	9,185	10,795	1,562	9,185	12,357	21,542	1,350	2008	2008

Baltimore, Maryland
Chesapeake Commerce Center	5901 Holabird Ave	Industrial	—	3,345	4,220	3,307	3,345	7,527	10,872	1,495	2008	2008
Chesapeake Commerce Center	5003 Holabird Ave	Industrial	—	6,488	9,213	1,577	6,488	10,790	17,278	1,447	2008	2008

Batavia, Ohio
Mercy Hospital Clermont MOB	Mercy Hospital Clermont MOB	Medical Office	—	—	8,249	1,215	—	9,464	9,464	1,909	2006	2007

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Baytown, Texas
Cedar Crossing Business Park	Cedar Crossing	Industrial	11,170	9,323	5,934	—	9,323	5,934	15,257	1,235	2005	2007

Bloomington, Minnesota
Hampshire Dist. Center	Hampshire Dist Center North	Industrial	371	779	4,482	640	779	5,122	5,901	1,685	1979	1997
Hampshire Dist. Center	Hampshire Dist Center South	Industrial	404	901	5,010	472	901	5,482	6,383	1,838	1979	1997
Norman Pointe Office Park	Norman Pointe I	Office	—	3,650	25,417	2,430	3,650	27,847	31,497	7,922	2000	2000
Norman Pointe Office Park	Norman Pointe II	Office	—	5,885	38,649	6,954	5,700	45,788	51,488	5,059	2007	2007

Blue Ash, Ohio
Huntington Bank Building	Huntington Bank Building	Office	—	175	241	—	175	241	416	93	1986	1996
Lake Forest/Westlake	Lake Forest Place	Office	—	1,953	18,570	4,765	1,953	23,335	25,288	8,872	1985	1996
Northmark Office Park	Northmark Building 1	Office	—	1,452	2,799	887	1,452	3,686	5,138	1,124	1987	2004
Lake Forest/Westlake	Westlake Center	Office	—	2,459	14,514	4,594	2,459	19,108	21,567	7,400	1981	1996
Landings	Landings Building I	Office	—	4,302	17,512	334	4,302	17,846	22,148	3,829	2006	2006
Landings	Landings Building II	Office	—	4,817	9,377	5,215	4,817	14,592	19,409	2,690	2007	2007

Bolingbrook, Illinois
Joliet Road Business Park	555 Joliet Road	Industrial	7,644	2,184	9,263	799	2,332	9,914	12,246	2,458	2002	2002
Joliet Road Business Park	Dawes Transportation	Industrial	—	3,050	4,453	16	3,050	4,469	7,519	1,395	2005	2005
Crossroads Business Park	Chapco Carton Company	Industrial	3,330	917	4,527	64	917	4,591	5,508	1,044	1999	2002
Crossroads Business Park	Crossroads 1	Industrial	—	1,418	5,803	—	1,418	5,803	7,221	113	1998	2010
Crossroads Business Park	Crossroads 3	Industrial	—	1,330	4,407	—	1,330	4,407	5,737	91	2000	2010

Boynton Beach, Florida
Duke Realty Gateway	Gateway Center 1	Industrial	7,547	1,894	7,813	—	1,894	7,813	9,707	—	2002	2010
Duke Realty Gateway	Gateway Center 2	Industrial	4,693	1,224	5,048	—	1,224	5,048	6,272	—	2002	2010
Duke Realty Gateway	Gateway Center 3	Industrial	3,950	1,030	4,248	—	1,030	4,248	5,278	—	2002	2010
Duke Realty Gateway	Gateway Center 4	Industrial	3,587	900	3,714	—	900	3,714	4,614	—	2000	2010
Duke Realty Gateway	Gateway Center 5	Industrial	2,138	537	2,213	—	537	2,213	2,750	—	2000	2010
Duke Realty Gateway	Gateway Center 6	Industrial	2,022	507	2,093	—	507	2,093	2,600	—	2000	2010
Duke Realty Gateway	Gateway Center 7	Industrial	3,799	953	3,933	—	953	3,933	4,886	—	2000	2010
Duke Realty Gateway	Gateway Center 8	Industrial	10,359	2,416	9,965	—	2,416	9,965	12,381	—	2004	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Braselton, Georgia
Braselton Business Park	Braselton II	Industrial	—	1,365	8,720	1,868	1,884	10,069	11,953	2,874	2001	2001
Park 85 at Braselton	625 Braselton Pkwy	Industrial	13,325	9,855	25,497	1,671	9,855	27,168	37,023	6,137	2006	2005
Park 85 at Braselton	1350 Braselton Parkway	Industrial	—	8,227	8,874	5,178	8,227	14,052	22,279	1,883	2008	2008

Brentwood, Tennessee
Brentwood South Bus. Center	Brentwood South Bus Ctr I	Industrial	—	1,065	5,293	1,241	1,065	6,534	7,599	1,992	1987	1999
Brentwood South Bus. Center	Brentwood South Bus Ctr II	Industrial	—	1,065	2,711	1,333	1,065	4,044	5,109	1,303	1987	1999
Brentwood South Bus. Center	Brentwood South Bus Ctr III	Industrial	—	848	3,605	779	848	4,384	5,232	1,305	1989	1999
Creekside Crossing	Creekside Crossing I	Office	—	1,900	7,203	1,377	1,901	8,579	10,480	3,210	1998	1998
Creekside Crossing	Creekside Crossing II	Office	—	2,087	7,327	1,710	2,087	9,037	11,124	3,333	2000	2000
Creekside Crossing	Creekside Crossing III	Office	—	2,969	9,055	2,443	2,969	11,498	14,467	2,934	2006	2006
Creekside Crossing	Creekside Crossing IV	Office	—	2,966	7,775	4,735	2,877	12,599	15,476	2,258	2007	2007

Bridgeton, Missouri
Dukeport	DukePort I	Industrial	—	2,124	5,227	—	2,124	5,227	7,351	106	1996	2010
Dukeport	DukePort II	Industrial	—	1,470	2,747	—	1,470	2,747	4,217	64	1997	2010
Dukeport	DukePort V	Industrial	—	600	3,004	—	600	3,004	3,604	78	1998	2010
Dukeport	DukePort VI	Industrial	—	1,664	4,865	—	1,664	4,865	6,529	95	1999	2010
Dukeport	DukePort VII	Industrial	—	834	4,083	—	834	4,083	4,917	93	1999	2010
Dukeport	DukePort IX	Industrial	—	2,475	5,740	—	2,475	5,740	8,215	117	2001	2010

Brooklyn Park, Minneapolis
7300 Northland Drive	7300 Northland Drive	Industrial	—	700	5,655	315	703	5,967	6,670	1,890	1999	1998
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 1	Industrial	—	835	4,852	1,374	1,286	5,775	7,061	1,853	1998	1999
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 2	Industrial	—	449	2,553	808	599	3,211	3,810	1,039	1998	1999
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 4	Industrial	—	2,079	6,153	1,690	2,397	7,525	9,922	2,479	1999	1999
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 5	Industrial	—	1,079	4,422	724	1,354	4,871	6,225	1,652	2000	2000

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 6	Industrial	—	788	2,266	2,253	1,031	4,276	5,307	1,811	2000	2000
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 10	Industrial	—	2,757	4,423	1,078	2,723	5,535	8,258	1,915	2005	2005
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 12	Industrial	—	4,564	8,494	589	4,564	9,083	13,647	2,095	2005	2005

Brownsburg, Indiana
Ortho Indy West-MOB	Ortho Indy West-MOB	Medical Office	—	—	9,817	1,598	863	10,552	11,415	655	2008	2008

Carmel, Indiana
Hamilton Crossing	Hamilton Crossing I	Industrial	—	833	2,712	3,017	845	5,717	6,562	2,309	2000	1993
Hamilton Crossing	Hamilton Crossing II	Office	—	313	510	1,668	384	2,107	2,491	673	1997	1997
Hamilton Crossing	Hamilton Crossing III	Office	—	890	7,525	2,393	890	9,918	10,808	3,069	2000	2000
Hamilton Crossing	Hamilton Crossing IV	Office	—	515	4,978	629	598	5,524	6,122	1,825	1999	1999
Hamilton Crossing	Hamilton Crossing VI	Office	—	1,044	13,229	1,065	1,068	14,270	15,338	3,621	2004	2004

Carol Stream, Illinois
Carol Stream Business Park	Carol Stream IV	Industrial	11,977	3,204	14,869	1,289	3,204	16,158	19,362	4,288	2004	2003
Carol Stream Business Park	Carol Stream I	Industrial	—	1,095	3,438	—	1,095	3,438	4,533	89	1998	2010
Carol Stream Business Park	Carol Stream III	Industrial	—	1,556	6,256	—	1,556	6,256	7,812	120	2002	2010

Cary, North Carolina
Regency Forest	200 Regency Forest Drive	Office	—	1,230	12,014	2,460	1,307	14,397	15,704	4,132	1999	1999
Regency Forest	100 Regency Forest Drive	Office	—	1,538	9,385	2,438	1,644	11,717	13,361	3,376	1997	1999
Weston Parkway	6501 Weston Parkway	Office	—	1,775	9,641	1,724	1,775	11,365	13,140	3,359	1996	1999

Celebration, Florida
Celebration Business Center	Celebration Business Center I	Office	—	1,102	4,641	573	1,308	5,008	6,316	1,655	1997	1999
Celebration Business Center	Celebration Business Center II	Office	—	771	3,587	345	961	3,742	4,703	1,332	1997	1999
Celebration Office Center	Celebration Office Center I	Office	—	1,382	5,762	785	1,382	6,547	7,929	2,112	2000	2000

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Celebration Office Center	Celebration Office Center II	Office	—	1,382	3,819	2,866	1,634	6,433	8,067	2,161	2001	2001

Chantilly, Virginia
Northridge at Westfields	15002 Northridge Dr.	Office	—	2,082	1,663	1,427	2,082	3,090	5,172	403	2007	2007
Northridge at Westfields	15004 Northridge Dr.	Office	—	2,366	1,920	466	2,366	2,386	4,752	401	2007	2007
Northridge at Westfields	15006 Northridge Dr.	Office	—	2,920	2,276	1,059	2,920	3,335	6,255	691	2007	2007

Charlotte, North Carolina
Not Applicable	Morehead Medical Plaza I	Medical Office	33,237	191	39,040	—	191	39,040	39,231	—	2006	2010

Chillicothe, Ohio
Adena Health Pavilion	Adena Health Pavilion	Medical Office	—	—	14,428	61	—	14,489	14,489	3,006	2006	2007

Cincinnati, Ohio
311 Elm	311 Elm	Office	—	339	5,702	1,259	—	7,300	7,300	4,736	1986	1993
312 Elm	312 Elm	Office	—	4,750	46,172	5,611	5,428	51,105	56,533	23,332	1992	1993
312 Plum	312 Plum	Office	—	2,539	23,129	4,621	2,590	27,699	30,289	12,189	1987	1993
Blue Ash Office Center	Blue Ash Office Center VI	Office	—	518	2,565	680	518	3,245	3,763	1,218	1989	1997
Towers of Kenwood	Towers of Kenwood	Office	—	4,891	41,900	3,413	4,891	45,313	50,204	11,111	1989	2003
Governors Hill	8790 Governor's Hill	Office	—	400	4,377	1,348	408	5,717	6,125	2,618	1985	1993
Governors Hill	8800 Governor's Hill	Office	—	225	2,293	641	231	2,928	3,159	1,771	1985	1993
Governors Hill	8600/8650 Governor's Hill Dr.	Office	—	1,220	17,577	6,479	1,245	24,031	25,276	11,478	1986	1993
Kenwood Executive Center	Kenwood Executive Center	Office	—	606	3,677	1,031	664	4,650	5,314	1,745	1981	1997
Kenwood Commons	8230 Kenwood Commons	Office	2,818	638	4,016	1,017	638	5,033	5,671	3,164	1986	1993
Kenwood Commons	8280 Kenwood Commons	Office	1,782	638	2,782	687	638	3,469	4,107	1,846	1986	1993
Kenwood Medical Office Bldg.	Kenwood Medical Office Bldg.	Office	—	—	7,663	100	—	7,763	7,763	2,375	1999	1999
Pfeiffer Place	Pfeiffer Place	Office	—	3,608	11,455	2,420	3,608	13,875	17,483	3,748	2001	2001
Pfeiffer Woods	Pfeiffer Woods	Office	—	1,450	12,033	1,817	2,131	13,169	15,300	4,360	1998	1999
Remington Office Park	Remington Park Building A	Office	—	560	1,442	222	560	1,664	2,224	998	1982	1997
Remington Office Park	Remington Park Building B	Office	—	560	1,121	393	560	1,514	2,074	814	1982	1997

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Triangle Office Park	Triangle Office Park	Office	2,230	1,018	10,326	2,051	1,018	12,377	13,395	7,506	1985	1993
World Park	World Park Bldg 8	Industrial	—	1,095	2,641	—	1,095	2,641	3,736	64	1989	2010
World Park	World Park Bldg 9	Industrial	—	335	1,673	—	335	1,673	2,008	41	1989	2010
World Park	World Park Building 11	Industrial	—	674	2,032	—	674	2,032	2,706	44	1989	2010
World Park	World Park Building 14	Industrial	—	668	3,267	—	668	3,267	3,935	121	1989	2010
World Park	World Park Building 15	Industrial	—	488	1,991	—	488	1,991	2,479	72	1990	2010
World Park	World Park Building 16	Industrial	—	525	1,944	—	525	1,944	2,469	43	1989	2010
World Park	World Park Bldg 17	Industrial	6,870	1,133	5,668	—	1,133	5,668	6,801	127	1994	2010
World Park	World Park Building 18	Industrial	—	1,268	5,200	—	1,268	5,200	6,468	109	1997	2010
World Park	World Park Building 28	Industrial	—	870	5,316	—	870	5,316	6,186	106	1998	2010
World Park	World Park Building 29	Industrial	12,228	1,605	10,050	—	1,605	10,050	11,655	193	1998	2010
World Park	World Park Bldg 30	Industrial	14,113	2,492	11,628	—	2,492	11,628	14,120	247	1999	2010
World Park	World Park Building 31	Industrial	—	533	2,511	—	533	2,511	3,044	50	1998	2010
Good Samaritan W. Ridge MOB	Western Ridge	Medical Office	—	1,894	7,985	—	1,894	7,985	9,879	108	2010	2010

Clayton, Missouri
101 South Hanley	101 South Hanley	Office	—	6,150	41,443	3,710	6,150	45,153	51,303	12,207	1986	2002

Columbus, Ohio
Easton	One Easton Oval	Office	—	2,789	9,534	1,146	2,789	10,680	13,469	3,686	1999	1999
Easton	Two Easton Oval	Office	—	2,489	15,912	2,804	2,489	18,716	21,205	6,141	1996	1998
Easton	Easton Way One	Office	—	1,874	8,791	728	1,874	9,519	11,393	3,497	2000	2000
Easton	Easton Way Two	Office	—	2,005	6,808	836	2,005	7,644	9,649	1,843	2001	2001
Easton	Easton Way Three	Office	—	2,768	8,350	172	2,693	8,597	11,290	1,893	2003	2003
Easton	4400 Easton Commons	Office	—	1,886	7,779	1,350	1,886	9,129	11,015	2,998	2006	2006
Easton	4343 Easton Commons	Office	—	3,059	7,248	3,462	3,083	10,686	13,769	1,497	2007	2007

Coppell, Texas
Freeport North	Freeport X	Industrial	17,718	8,198	16,900	3,044	8,198	19,944	28,142	7,421	2004	2004
Point West Industrial	Point West VI	Industrial	11,209	10,181	17,905	4,127	10,181	22,032	32,213	3,466	2008	2008

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Point West Industrial	Point West VII	Industrial	9,938	6,785	13,668	6,488	7,201	19,740	26,941	2,835	2008	2008
Point West Industrial	Samsung Pkg Lot-PWT7	Grounds	—	306	—	11	317	—	317	43	n/a	2009

Dallas, Texas
Not Applicable	Baylor Administration Building	Medical Office	—	50	14,435	100	150	14,435	14,585	810	2009	2009

Davenport, Florida
Park 27 Distribution Center	Park 27 Distribution Center I	Industrial	—	2,449	6,107	33	2,449	6,140	8,589	2,341	2003	2003
Park 27 Distribution Center	Park 27 Distribution Center II	Industrial	—	4,374	8,218	4,697	4,415	12,874	17,289	2,316	2007	2007

Deerfield Township, Ohio
Deerfield Crossing	Deerfield Crossing A	Office	—	1,493	11,168	1,639	1,493	12,807	14,300	3,985	1999	1999
Deerfield Crossing	Deerfield Crossing B	Office	—	1,069	13,200	534	1,069	13,734	14,803	6,094	2001	2001
Governors Pointe	Governor's Pointe 4770	Office	—	586	7,516	1,111	596	8,617	9,213	4,738	1986	1993
Governors Pointe	Governor's Pointe 4705	Office	—	719	6,046	3,847	987	9,625	10,612	4,732	1988	1993
Governors Pointe	Governor's Pointe 4605	Office	—	630	16,600	4,496	909	20,817	21,726	9,730	1990	1993
Governors Pointe	Governor's Pointe 4660	Office	—	385	4,095	417	529	4,368	4,897	1,761	1997	1997
Governors Pointe	Governor's Pointe 4680	Office	—	1,115	6,299	1,378	1,115	7,677	8,792	2,756	1998	1998

Des Plaines, Illinois
2180 South Wolf Road	2180 South Wolf Road	Industrial	—	179	1,515	548	179	2,063	2,242	740	1969	1998

Downers Grove, Illinois
Executive Towers	Executive Towers I	Office	—	2,652	22,254	7,721	2,652	29,975	32,627	11,292	1983	1997
Executive Towers	Executive Towers II	Office	—	3,386	26,745	10,883	3,386	37,628	41,014	13,606	1984	1997
Executive Towers	Executive Towers III	Office	—	3,512	31,014	7,211	3,512	38,225	41,737	14,739	1987	1997

Dublin, Ohio
Scioto Corporate Center	Scioto Corporate Center	Office	—	1,100	2,716	1,628	1,100	4,344	5,444	1,793	1987	1996

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Tuttle Crossing	Qwest	Office	—	2,618	18,317	1,953	2,670	20,218	22,888	9,094	1990	1993
Tuttle Crossing	4700 Lakehurst Court	Office	—	717	2,318	955	717	3,273	3,990	1,583	1994	1994
Tuttle Crossing	5500 Glendon Court	Office	—	1,066	6,948	1,347	1,066	8,295	9,361	3,609	1995	1995
Tuttle Crossing	5555 Glendon Court	Office	—	1,600	6,752	1,898	1,789	8,461	10,250	3,826	1995	1995

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Tuttle Crossing	Compmanagement	Office	—	867	4,388	762	867	5,150	6,017	2,362	1997	1997
Tuttle Crossing	5555 Parkcenter Circle	Office	—	1,580	8,908	1,124	1,580	10,032	11,612	4,422	1992	1994
Tuttle Crossing	Parkwood Place	Office	—	1,690	11,507	1,097	1,690	12,604	14,294	6,274	1997	1997
Tuttle Crossing	Nationwide	Office	—	4,815	15,345	895	4,815	16,240	21,055	6,488	1996	1996
Tuttle Crossing	Emerald II	Office	—	495	2,525	252	495	2,777	3,272	916	1998	1998
Tuttle Crossing	Atrium II, South Tower	Office	—	1,649	8,707	1,260	1,649	9,967	11,616	3,331	1998	1998
Tuttle Crossing	Atrium II, North Tower	Office	—	1,597	7,747	1,599	1,597	9,346	10,943	2,936	1999	1999
Tuttle Crossing	Blazer I	Office	—	904	3,887	596	904	4,483	5,387	1,308	1999	1999
Tuttle Crossing	Parkwood II	Office	—	1,848	11,389	823	2,400	11,660	14,060	3,446	2000	2000
Tuttle Crossing	Blazer II	Office	—	1,016	5,032	1,190	1,016	6,222	7,238	1,846	2000	2000
Tuttle Crossing	Emerald III	Office	—	1,685	7,130	1,976	1,694	9,097	10,791	2,995	2001	2001

Duluth, Georgia
Crestwood Pointe	3805 Crestwood Parkway	Office	—	877	14,158	2,132	877	16,290	17,167	4,775	1997	1999
Crestwood Pointe	3885 Crestwood Parkway	Office	—	878	13,484	1,395	878	14,879	15,757	4,338	1998	1999
Hampton Green	Hampton Green Office I	Office	—	1,388	9,921	840	1,388	10,761	12,149	2,939	2000	2000
Business Park At Sugarloaf	2775 Premiere Parkway	Industrial	6,663	560	4,522	354	565	4,871	5,436	1,434	1997	1999
Business Park At Sugarloaf	3079 Premiere Parkway	Industrial	10,863	776	5,332	2,258	783	7,583	8,366	2,467	1998	1999
Business Park At Sugarloaf	Sugarloaf Office I	Office	—	1,042	8,133	769	1,042	8,902	9,944	2,619	1998	1999
Business Park At Sugarloaf	2850 Premiere Parkway	Office	8,179	621	4,621	1,017	627	5,632	6,259	1,181	1997	2002
Business Park At Sugarloaf	Sugarloaf Office II (3039)	Office	—	972	3,784	638	1,006	4,388	5,394	1,083	1999	2002
Business Park At Sugarloaf	Sugarloaf Office III (2810)	Office	—	696	3,565	543	696	4,108	4,804	973	1999	2002
Business Park At Sugarloaf	2855 Premiere Parkway	Industrial	5,775	765	3,297	601	770	3,893	4,663	1,166	1999	1999
Business Park At Sugarloaf	6655 Sugarloaf	Industrial	12,723	1,651	6,985	972	1,659	7,949	9,608	1,709	1998	2001

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Business Park At Sugarloaf	Sugarloaf Office IV	Office	—	623	2,336	698	623	3,034	3,657	863	2000	2000
Business Park At Sugarloaf	Sugarloaf Office V	Office	—	744	1,968	789	744	2,757	3,501	763	2001	2001
Business Park At Sugarloaf	Sugarloaf VI	Office	—	1,589	5,437	1,419	1,589	6,856	8,445	2,152	2005	2005
Business Park At Sugarloaf	Sugarloaf VII	Office	—	1,722	5,055	2,658	1,726	7,709	9,435	1,660	2006	2006
Meadowbrook	2450 Meadowbrook Parkway	Industrial	—	383	1,625	—	383	1,625	2,008	36	1989	2010
Meadowbrook	2500 Meadowbrook Parkway	Industrial	—	405	1,930	—	405	1,930	2,335	50	1987	2010
Pinebrook	2625 Pinemeadow Court	Industrial	—	861	4,021	—	861	4,021	4,882	166	1994	2010
Pinebrook	2660 Pinemeadow Court	Industrial	—	540	2,277	—	540	2,277	2,817	64	1996	2010
Pinebrook	2450 Satellite Boulevard	Industrial	—	556	2,422	—	556	2,422	2,978	69	1994	2010

Eagan, Minnesota
Apollo Industrial Center	Apollo Industrial Ctr I	Industrial	3,977	866	4,300	1,472	882	5,756	6,638	2,160	1997	1997
Apollo Industrial Center	Apollo Industrial Ctr II	Industrial	1,881	474	2,455	167	474	2,622	3,096	810	2000	2000
Apollo Industrial Center	Apollo Industrial Ctr III	Industrial	5,054	1,432	6,316	25	1,432	6,341	7,773	1,896	2000	2000
Silver Bell Commons	Silver Bell Commons	Industrial	—	1,807	5,757	1,760	1,908	7,416	9,324	2,690	1999	1999
Trapp Road Commerce Center	Trapp Road Commerce Center I	Industrial	2,689	671	3,847	462	700	4,280	4,980	1,450	1996	1998
Trapp Road Commerce Center	Trapp Road Commerce Center II	Industrial	4,697	1,250	6,444	1,154	1,266	7,582	8,848	2,659	1998	1998

Earth City, Missouri
Earth City	Rider Trail	Office	—	2,615	9,807	2,429	2,615	12,236	14,851	4,496	1987	1997
Earth City	3300 Pointe 70	Office	—	1,186	6,055	2,805	1,186	8,860	10,046	3,270	1989	1997

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Earth City	Corporate Center, Earth City	Industrial	—	783	2,161	1,861	783	4,022	4,805	1,774	2000	2000
Earth City	Corporate Trail Distribution	Industrial	—	2,850	6,163	1,789	2,875	7,927	10,802	1,709	2006	2006

East Point, Georgia
Camp Creek	Camp Creek Bldg 1400	Office	5,339	561	2,523	1,209	573	3,720	4,293	996	1988	2001
Camp Creek	Camp Creek Bldg 1800	Office	4,400	462	2,536	460	471	2,987	3,458	789	1989	2001
Camp Creek	Camp Creek Bldg 2000	Office	5,023	395	2,285	1,098	470	3,308	3,778	645	1989	2001
Camp Creek	Camp Creek Bldg 2400	Industrial	3,133	296	1,513	701	308	2,202	2,510	639	1988	2001
Camp Creek	Camp Creek Bldg 2600	Industrial	3,330	364	2,014	236	375	2,239	2,614	588	1990	2001
Camp Creek	3201 Centre Parkway	Industrial	19,254	4,406	9,512	723	4,944	9,697	14,641	2,835	2004	2004
Camp Creek	Camp Creek Building 1200	Office	—	1,334	2,246	1,084	1,344	3,320	4,664	1,963	2005	2005
Camp Creek	3900 North Commerce	Industrial	5,288	1,059	2,966	22	1,081	2,966	4,047	711	2005	2005
Camp Creek	3909 North Commerce	Industrial	—	5,687	10,192	12,465	8,944	19,400	28,344	5,334	2006	2006
Camp Creek	4200 N. Commerce-Hartsfield WH	Industrial	11,867	2,065	7,076	122	2,116	7,147	9,263	1,243	2006	2006
Camp Creek	Camp Creek Building 1000	Office	—	1,537	2,459	1,135	1,549	3,582	5,131	1,380	2006	2006
Camp Creek	3000 Centre Parkway	Industrial	—	1,163	1,884	1,127	1,182	2,992	4,174	788	2007	2007
Camp Creek	1500 Centre Parkway	Office	—	1,683	5,564	3,338	1,716	8,869	10,585	1,609	2008	2008
Camp Creek	1100 Centre Parkway	Office	—	1,309	4,881	318	1,336	5,172	6,508	616	2008	2008
Camp Creek	4800 N. Commerce Dr. (Site Q)	Industrial	—	2,476	4,650	753	2,512	5,367	7,879	546	2008	2008

Ellabell, Georgia
Crossroads (Savannah)	1086 Orafold Pkwy	Industrial	10,525	2,042	13,104	190	2,046	13,290	15,336	1,538	2006	2008

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Evansville, Indiana
St. Mary's Heart Institute	St. Mary's Heart Institute	Medical Office	—	—	20,946	1,559	—	22,505	22,505	3,878	2006	2007

Fairfield, Ohio
Thunderbird Building 1	Thunderbird Building 1	Industrial	—	248	1,617	344	248	1,961	2,209	855	1991	1995
Union Centre Industrial Park	Union Centre Industrial Park 2	Industrial	—	5,635	8,709	819	5,635	9,528	15,163	1,285	2008	2008

Fishers, Indiana
Exit 5	Exit 5 Building 1	Industrial	—	822	2,636	443	822	3,079	3,901	1,026	1999	1999
Exit 5	Exit 5 Building 2	Industrial	—	749	3,825	442	749	4,267	5,016	2,011	2000	2000
St. Vincent Northeast MOB	St. Vincent Northeast MOB	Medical Office	—	—	23,101	4,292	4,235	23,158	27,393	3,727	2008	2008

Florence, Kentucky
Empire Commerce Center	Empire Commerce Center	Industrial	—	813	878	—	813	878	1,691	39	1980	2010
Kentucky Drive	7910 Kentucky Drive	Industrial	—	265	451	—	265	451	716	19	1980	2010
Kentucky Drive	7920 Kentucky Drive	Industrial	—	653	850	—	653	850	1,503	41	1974	2010

Franklin, Tennessee
Aspen Grove Industrial	Aspen Grove Business Ctr I	Industrial	—	936	6,066	2,993	936	9,059	9,995	3,479	1996	1999
Aspen Grove Industrial	Aspen Grove Business Ctr II	Industrial	—	1,151	6,410	797	1,151	7,207	8,358	2,201	1996	1999
Aspen Grove Industrial	Aspen Grove Business Ctr III	Industrial	—	970	5,367	490	970	5,857	6,827	1,672	1998	1999
Aspen Grove Industrial	Aspen Grove Business Center IV	Industrial	—	492	2,249	59	492	2,308	2,800	499	2002	2002
Aspen Grove Industrial	Aspen Grove Business Ctr V	Industrial	—	943	5,163	2,556	943	7,719	8,662	2,665	1996	1999
Aspen Grove Industrial	Aspen Grove Flex Center II	Industrial	—	240	1,163	450	240	1,613	1,853	176	1999	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Aspen Grove Office	Aspen Grove Office Center I	Office	—	950	5,709	2,635	950	8,344	9,294	2,459	1999	1999
Aspen Grove Industrial	Aspen Grove Flex Center I	Industrial	—	301	1,061	686	301	1,747	2,048	479	1999	1999
Aspen Grove Industrial	Aspen Grove Flex Center III	Industrial	—	327	1,121	1,001	327	2,122	2,449	643	2001	2001
Aspen Grove Industrial	Aspen Grove Flex Center IV	Industrial	—	205	861	210	205	1,071	1,276	270	2001	2001
Aspen Grove Office	Aspen Corporate Center 100	Office	—	723	2,904	94	723	2,998	3,721	875	2004	2004
Aspen Grove Office	Aspen Corporate Center 200	Office	—	1,306	1,870	1,655	1,306	3,525	4,831	1,233	2006	2006
Aspen Grove Office	Aspen Corporate Center 300	Office	—	1,451	2,050	1,607	1,460	3,648	5,108	384	2008	2008
Aspen Grove Office	Aspen Corporate Center 400	Office	—	1,833	2,621	2,514	1,833	5,135	6,968	1,084	2007	2007
Aspen Grove Office	Aspen Grove Office Center II	Office	—	2,320	8,177	3,755	2,320	11,932	14,252	2,886	2007	2007
Brentwood South Bus. Center	Brentwood South Bus Ctr IV	Industrial	—	569	2,406	1,122	705	3,392	4,097	1,227	1990	1999
Brentwood South Bus. Center	Brentwood South Bus Ctr V	Industrial	—	445	1,907	161	445	2,068	2,513	622	1990	1999
Brentwood South Bus. Center	Brentwood South Bus Ctr VI	Industrial	1,279	489	1,232	631	489	1,863	2,352	614	1990	1999

Franklin Park, Illinois
O'Hare Distribution Center	O'Hare Distribution Ctr	Industrial	—	3,900	3,013	1,068	3,900	4,081	7,981	553	2007	2007

Frisco, Texas
Duke Bridges	Duke Bridges III	Office	—	4,647	7,546	7,056	4,647	14,602	19,249	2,166	2007	2007

Ft. Wayne, Indiana
Parkview Ambulatory Svcs - MOB	Parkview Ambulatory Svcs - MOB	Medical Office	—	937	10,661	4,381	937	15,042	15,979	1,642	2007	2007

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Garden City, Georgia
Aviation Court	Aviation Court Land	Grounds	—	1,509	—	—	1,509	—	1,509	94	n/a	2006

Goodyear, Arizona
Goodyear Crossing Ind. Park	Goodyear One	Industrial	—	5,142	4,942	1,873	5,142	6,815	11,957	1,125	2008	2008

Grand Prairie, Texas
Grand Lakes	Grand Lakes I	Industrial	—	8,106	12,021	308	8,040	12,395	20,435	3,070	2006	2006
Grand Lakes	Grand Lakes II	Industrial	—	11,853	16,714	8,302	11,853	25,016	36,869	4,341	2008	2008

Grove City, Ohio
SouthPointe Business Park	SouthPointe Building A	Industrial	—	844	5,509	—	844	5,509	6,353	128	1995	2010
SouthPointe Business Park	SouthPointe Building B	Industrial	—	790	5,284	—	790	5,284	6,074	128	1996	2010
SouthPointe Business Park	SouthPointe Building C	Industrial	—	754	6,337	—	754	6,337	7,091	122	1996	2010

Groveport, Ohio
6600 Port Road	6600 Port Road	Industrial	—	2,725	23,104	2,124	3,213	24,740	27,953	9,107	1998	1997
Groveport Commerce Center	Groveport Commerce Center #437	Industrial	3,233	1,049	6,759	1,305	1,065	8,048	9,113	2,463	1999	1999
Groveport Commerce Center	Groveport Commerce Center #168	Industrial	1,782	510	3,137	1,257	510	4,394	4,904	1,405	2000	2000
Groveport Commerce Center	Groveport Commerce Center #345	Industrial	3,111	1,045	6,123	1,216	1,045	7,339	8,384	2,244	2000	2000
Groveport Commerce Center	Groveport Commerce Center #667	Industrial	6,848	4,420	14,172	360	4,420	14,532	18,952	4,729	2005	2005
Rickenbacker Park	Rickenbacker 936	Industrial	—	5,680	23,616	—	5,680	23,616	29,296	244	2008	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Hazelwood, Missouri
Hazelwood	Lindbergh Distribution Center	Industrial	—	8,200	10,305	3,407	8,491	13,421	21,912	2,105	2007	2007

Hebron, Kentucky
Southpark	Southpark Building 4	Industrial	—	779	3,189	347	779	3,536	4,315	1,568	1994	1994
Southpark	CR Services	Industrial	—	1,085	4,119	1,410	1,085	5,529	6,614	2,358	1994	1994
Hebron Industrial Park	Hebron Building 1	Industrial	—	8,855	11,527	227	8,855	11,754	20,609	3,397	2006	2006
Hebron Industrial Park	Hebron Building 2	Industrial	—	6,790	9,039	3,629	6,812	12,646	19,458	1,842	2007	2007
Skyport	Skyport Building 1	Industrial	—	1,057	6,219	—	1,057	6,219	7,276	167	1997	2010
Skyport	Skyport Building 2	Industrial	—	1,400	9,084	—	1,400	9,084	10,484	208	1998	2010
Skyport	Skyport Building 3	Industrial	—	2,016	9,114	—	2,016	9,114	11,130	251	2000	2010
Skyport	Skyport Building 4	Industrial	—	473	2,957	—	473	2,957	3,430	120	1999	2010
Skyport	Skyport Building 5	Industrial	—	2,878	7,408	—	2,878	7,408	10,286	266	2006	2010
Southpark	Southpark Building 1	Industrial	—	553	1,607	—	553	1,607	2,160	55	1990	2010
Southpark	Southpark Building 3	Industrial	—	755	3,611	—	755	3,611	4,366	80	1991	2010

Hopkins, Minnesota
Cornerstone Business Center	Cornerstone Business Center	Industrial	3,413	1,469	8,360	725	1,543	9,011	10,554	3,151	1996	1997

Houston, Texas
Point North Cargo Park	Point North One	Industrial	—	3,125	3,420	2,168	3,125	5,588	8,713	971	2008	2008
Westland Business Park	Westland I	Industrial	—	4,183	5,200	2,919	4,233	8,069	12,302	1,737	2008	2008

Hutchins, Texas
Duke Intermodal Park	Duke Intermodal I	Industrial	—	5,290	9,242	2,416	5,290	11,658	16,948	1,972	2006	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Independence, Ohio
Corporate Plaza	Corporate Plaza I	Office	—	2,116	13,453	(1,913)	2,116	11,540	13,656	6,371	1989	1996
Corporate Plaza	Corporate Plaza II	Office	—	1,841	11,642	500	1,841	12,142	13,983	5,950	1991	1996
Freedom Square	Freedom Square I	Office	—	595	3,635	(1,604)	607	2,019	2,626	1,810	1980	1996
Freedom Square	Freedom Square II	Office	—	1,746	11,403	(1,522)	1,746	9,881	11,627	5,309	1987	1996
Freedom Square	Freedom Square III	Office	—	701	5,561	(1,170)	701	4,391	5,092	2,212	1997	1997
Oak Tree Place	Oak Tree Place	Office	—	703	4,501	978	703	5,479	6,182	2,065	1995	1997
Park Center Plaza	Park Center Plaza I	Office	—	2,193	10,882	2,542	2,193	13,424	15,617	4,574	1998	1998
Park Center Plaza	Park Center Plaza II	Office	—	2,190	10,898	1,737	2,190	12,635	14,825	4,068	1999	1999
Park Center Plaza	Park Center Plaza III	Office	—	2,190	10,623	3,390	2,190	14,013	16,203	4,584	2000	2000

Indianapolis, Indiana
Park 100	Park 465	Industrial	—	124	759	177	124	936	1,060	158	1983	2005
Franklin Road Business Park	Franklin Road Business Center	Industrial	—	594	8,765	1,822	594	10,587	11,181	4,661	1998	1995
6061 Guion Road	6061 Guion Rd	Industrial	—	274	1,770	365	274	2,135	2,409	863	1974	1995
Hillsdale	Hillsdale Technecenter 4	Industrial	—	366	4,724	1,654	366	6,378	6,744	2,905	1987	1993
Hillsdale	Hillsdale Technecenter 5	Industrial	—	251	2,816	1,239	251	4,055	4,306	1,791	1987	1993
Hillsdale	Hillsdale Technecenter 6	Industrial	—	315	2,962	2,313	315	5,275	5,590	2,373	1987	1993
8071 Township Line Road	8071 Township Line Road	Medical Office	—	—	2,319	944	—	3,263	3,263	373	2007	2007
St. Francis Franklin Township	Franklin Township POB	Medical Office	—	—	3,197	55	10	3,242	3,252	219	2009	2009
St. Francis US31 & Southport	St. Francis US31 &Southport Rd	Medical Office	—	—	3,547	37	11	3,573	3,584	251	2009	2009
Park 100	Park 100 Bldg 31	Industrial	—	64	354	152	64	506	570	79	1978	2005
Park 100	Park 100 Building 96	Industrial	—	1,171	13,804	113	1,424	13,664	15,088	5,640	1997	1995
Park 100	Park 100 Building 98	Industrial	—	273	7,618	2,420	273	10,038	10,311	4,775	1995	1994
Park 100	Park 100 Building 100	Industrial	—	103	1,931	823	103	2,754	2,857	1,140	1995	1995

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park 100	Park 100 Building 102	Office	—	182	1,108	356	182	1,464	1,646	274	1982	2005
Park 100	Park 100 Building 107	Industrial	—	99	1,698	379	99	2,077	2,176	931	1984	1995
Park 100	Park 100 Building 109	Industrial	—	240	1,659	433	246	2,086	2,332	1,279	1985	1986
Park 100	Park 100 Building 116	Office	—	341	2,871	555	348	3,419	3,767	1,859	1988	1988
Park 100	Park 100 Building 118	Office	—	226	1,962	993	230	2,951	3,181	1,320	1988	1993
Park 100	Park 100 Building 119	Office	—	283	2,601	1,576	395	4,065	4,460	1,785	1989	1993
Park 100	Park 100 Building 122	Industrial	—	284	3,442	1,098	290	4,534	4,824	2,225	1990	1993
Park 100	Park 100 Building 124	Office	—	227	2,496	444	227	2,940	3,167	815	1992	2002
Park 100	Park 100 Building 127	Industrial	—	96	1,654	629	96	2,283	2,379	951	1995	1995
Park 100	Park 100 Building 141	Industrial	—	1,120	2,939	101	1,120	3,040	4,160	847	2005	2005
Park 100	UPS Parking	Grounds	—	270	—	—	270	—	270	123	n/a	1997
Park 100	Bldg 111 Parking Lot	Grounds	—	114	—	—	114	—	114	—	n/a	1994
Park 100	3.58 acres on Allison Avenue	Grounds	—	242	—	—	242	—	242	61	n/a	2000
Park 100	Hewlett-Packard Land Lease	Grounds	—	252	—	—	252	—	252	49	n/a	2003
Park 100	Park 100 Bldg 121 Land Lease	Grounds	—	5	—	—	5	—	5	1	n/a	2003
Park 100	Hewlett Packard Land Lse-62	Grounds	—	45	—	—	45	—	45	9	n/a	2003
Park 100	West 79th St. Parking Lot LL	Grounds	—	350	—	699	1,049	—	1,049	192	n/a	2006
Park Fletcher	Park Fletcher Building 33	Industrial	—	1,237	5,264	17	1,237	5,281	6,518	998	1997	2006
Park Fletcher	Park Fletcher Building 34	Industrial	—	1,331	5,427	519	1,331	5,946	7,277	1,088	1997	2006
Park Fletcher	Park Fletcher Building 35	Industrial	—	380	1,464	38	380	1,502	1,882	326	1997	2006
Park Fletcher	Park Fletcher Building 36	Industrial	—	476	2,355	59	476	2,414	2,890	449	1997	2006
Park Fletcher	Park Fletcher Building 37	Industrial	—	286	653	9	286	662	948	150	1998	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park Fletcher	Park Fletcher Building 38	Industrial	—	1,428	5,957	68	1,428	6,025	7,453	1,079	1999	2006
Park Fletcher	Park Fletcher Building 39	Industrial	—	570	2,130	249	570	2,379	2,949	478	1999	2006
Park Fletcher	Park Fletcher Building 40	Industrial	—	761	3,363	408	761	3,771	4,532	835	1999	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park Fletcher	Park Fletcher Building 41	Industrial	—	952	4,290	78	952	4,368	5,320	786	2001	2006
Park Fletcher	Park Fletcher Building 42	Industrial	—	2,095	8,273	49	2,095	8,322	10,417	1,280	2001	2006
Parkwood Crossing	One Parkwood Crossing	Office	—	1,018	9,273	1,723	1,028	10,986	12,014	4,256	1989	1995
Parkwood Crossing	Three Parkwood Crossing	Office	—	1,377	7,530	1,418	1,387	8,938	10,325	3,365	1997	1997
Parkwood Crossing	Four Parkwood Crossing	Office	—	1,489	10,887	1,018	1,537	11,857	13,394	4,216	1998	1998
Parkwood Crossing	Five Parkwood Crossing	Office	—	1,485	10,237	1,133	1,528	11,327	12,855	3,057	1999	1999
Parkwood Crossing	Six Parkwood Crossing	Office	—	1,960	13,843	1,290	1,960	15,133	17,093	4,811	2000	2000
Parkwood Crossing	Eight Parkwood Crossing	Office	—	6,435	15,399	741	6,435	16,140	22,575	5,399	2003	2003
Parkwood Crossing	Nine Parkwood Crossing	Office	—	6,046	15,991	1,210	6,047	17,200	23,247	5,143	2005	2005
Parkwood West	One West	Office	14,730	5,361	16,182	4,615	5,361	20,797	26,158	2,414	2007	2007
Parkwood Crossing	PWW Granite City Lease	Grounds	—	1,846	856	—	1,846	856	2,702	177	2008	2009
River Road - Indianapolis	River Road Building I	Office	—	856	6,789	2,029	856	8,818	9,674	4,290	1998	1998
River Road - Indianapolis	River Road Building II	Office	—	1,827	8,416	2,499	1,886	10,856	12,742	1,223	2008	2008
Woodland Corporate Park	Woodland Corporate Park I	Office	—	290	3,422	928	320	4,320	4,640	1,520	1998	1998
Woodland Corporate Park	Woodland Corporate Park II	Office	—	271	2,958	1,108	297	4,040	4,337	1,222	1999	1999
Woodland Corporate Park	Woodland Corporate Park III	Office	—	1,227	3,559	358	1,227	3,917	5,144	1,190	2000	2000
Woodland Corporate Park	Woodland Corporate Park V	Office	—	768	10,000	332	768	10,332	11,100	2,941	2003	2003
Woodland Corporate Park	Woodland Corporate Park VI	Office	—	2,145	10,165	4,064	2,145	14,229	16,374	1,964	2008	2008
3200 North Elizabeth	3200 North Elizabeth	Industrial	—	360	787	—	360	787	1,147	20	1973	2010
Park 100	Georgetown Rd. Bldg 1	Industrial	—	468	1,959	—	468	1,959	2,427	43	1987	2010
Park 100	Georgetown Rd. Bldg 2	Industrial	—	465	2,219	—	465	2,219	2,684	52	1987	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park 100	Georgetown Rd. Bldg 3	Industrial	—	408	957	—	408	957	1,365	34	1987	2010
Hillsdale	Hillsdale Technecenter 1	Industrial	3,359	733	2,679	—	733	2,679	3,412	105	1986	2010
Hillsdale	Hillsdale Technecenter 2	Industrial	2,408	440	2,141	—	440	2,141	2,581	50	1986	2010
Hillsdale	Hillsdale Technecenter 3	Industrial	2,374	440	2,134	—	440	2,134	2,574	64	1987	2010
North Airport Park	North Airport Park Bldg 2	Industrial	—	1,800	4,953	—	1,800	4,953	6,753	108	1997	2010
Park 100	Park 100 Building 39	Industrial	—	628	2,284	—	628	2,284	2,912	55	1987	2010
Park 100	Park 100 Building 48	Industrial	2,113	690	1,730	—	690	1,730	2,420	33	1984	2010
Park 100	Park 100 Building 49	Industrial	1,927	364	1,644	—	364	1,644	2,008	33	1982	2010
Park 100	Park 100 Building 50	Industrial	1,045	327	700	—	327	700	1,027	18	1982	2010
Park 100	Park 100 Building 52	Industrial	541	216	189	—	216	189	405	5	1983	2010
Park 100	Park 100 Building 53	Industrial	1,865	338	1,513	—	338	1,513	1,851	34	1984	2010
Park 100	Park 100 Building 54	Industrial	1,633	354	1,413	—	354	1,413	1,767	28	1984	2010
Park 100	Park 100 Building 56	Industrial	3,397	1,275	1,561	—	1,275	1,561	2,836	32	1984	2010
Park 100	Park 100 Building 57	Industrial	2,154	616	1,319	—	616	1,319	1,935	53	1984	2010
Park 100	Park 100 Building 58	Industrial	2,214	642	2,129	—	642	2,129	2,771	43	1984	2010
Park 100	Park 100 Building 59	Industrial	1,653	411	1,539	—	411	1,539	1,950	35	1985	2010
Park 100	Park 100 Building 60	Industrial	1,861	382	1,542	—	382	1,542	1,924	45	1985	2010
Park 100	Park 100 Building 62	Industrial	1,809	616	707	—	616	707	1,323	50	1986	2010
Park 100	Park 100 Building 63	Industrial	—	388	967	—	388	967	1,355	22	1987	2010
Park 100	Park 100 Building 64	Industrial	—	389	978	—	389	978	1,367	22	1987	2010
Park 100	Park 100 Building 66	Industrial	—	424	1,324	—	424	1,324	1,748	45	1987	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park 100	Park 100 Building 67	Industrial	919	338	692	—	338	692	1,030	15	1987	2010
Park 100	Park 100 Building 68	Industrial	1,643	338	1,200	—	338	1,200	1,538	26	1987	2010
Park 100	Park 100 Building 79	Industrial	—	358	1,768	—	358	1,768	2,126	41	1988	2010
Park 100	Park 100 Building 80	Industrial	—	358	1,919	—	358	1,919	2,277	55	1988	2010
Park 100	Park 100 Building 83	Industrial	—	427	1,122	—	427	1,122	1,549	46	1989	2010
Park 100	Park 100 Building 84	Industrial	—	427	1,874	—	427	1,874	2,301	61	1989	2010
Park 100	Park 100 Building 87	Industrial	—	1,136	6,374	—	1,136	6,374	7,510	139	1989	2010
Park 100	Park 100 Building 97	Industrial	—	1,070	4,994	—	1,070	4,994	6,064	95	1994	2010
Park 100	Park 100 Building 110	Office	—	376	1,653	—	376	1,653	2,029	31	1987	2010
Park 100	Park 100 Building 111	Industrial	—	633	3,122	—	633	3,122	3,755	91	1987	2010
Park 100	Park 100 Building 112	Industrial	—	356	831	—	356	831	1,187	22	1987	2010
Park 100	Park 100 Building 128	Industrial	—	1,152	16,380	—	1,152	16,380	17,532	570	1996	2010
Park 100	Park 100 Building 129	Industrial	—	1,280	9,447	—	1,280	9,447	10,727	290	2000	2010
Park 100	Park 100 Building 131	Industrial	—	1,680	10,874	—	1,680	10,874	12,554	204	1997	2010
Park 100	Park 100 Building 133	Industrial	—	104	1,157	—	104	1,157	1,261	20	1997	2010

Kyle, Texas
Seton Hays	Seton Hays MOB I	Medical Office	—	165	11,736	2,837	165	14,573	14,738	418	2009	2009

Lafayette, Indiana
St. Elizabeth Regional Health	St. Elizabeth 3920 Building A	Medical Office	—	165	8,968	394	165	9,362	9,527	252	2009	2009
St. Elizabeth Regional Health	St. Elizabeth 3900 Building B	Medical Office	—	146	10,070	1,161	146	11,231	11,377	319	2009	2009

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Lake Forest, Illinois
Bradley Business Center	13825 West Laurel Drive	Industrial	—	750	1,383	906	750	2,289	3,039	1,002	1985	1999
Conway Park	One Conway Park	Office	—	1,901	16,361	3,349	1,901	19,710	21,611	6,580	1989	1998
Conway Park	West Lake at Conway	Office	—	4,218	10,461	3,264	4,230	13,713	17,943	1,360	2008	2008

Lake Mary, Florida
Northpoint	Northpoint I	Office	—	1,087	9,750	1,969	1,087	11,719	12,806	3,622	1998	2001
Northpoint	Northpoint II	Office	—	1,202	8,958	1,089	1,202	10,047	11,249	3,051	1999	2001
Northpoint	Northpoint IV	Office	—	1,605	8,157	4,747	1,605	12,904	14,509	4,697	2002	2002

LaPorte, Texas
Bayport North Industrial Park	Bayport Container Lot	Grounds	—	3,334	—	—	3,334	—	3,334	—	n/a	2010

Lawrenceville, Georgia
Hillside at Huntcrest	Huntcrest I	Office	—	1,193	10,788	2,867	1,193	13,655	14,848	4,616	2000	2001
Hillside at Huntcrest	Huntcrest II	Office	—	927	9,439	1,269	927	10,708	11,635	2,722	2000	2001
Hillside at Huntcrest	Huntcrest III	Office	—	1,358	12,160	894	1,358	13,054	14,412	3,838	2001	2002
Hillside at Huntcrest	Huntcrest IV	Office	—	1,295	5,742	497	1,306	6,228	7,534	1,457	2004	2004
Other Northeast I85 Properties	Weyerhaeuser BTS	Industrial	9,188	3,974	3,101	22	3,982	3,115	7,097	1,556	2004	2004

Lebanon, Indiana
Lebanon Business Park	Lebanon Building 4	Industrial	11,486	305	9,012	241	305	9,253	9,558	3,081	2000	1997
Lebanon Business Park	Lebanon Building 9	Industrial	10,252	554	6,871	770	554	7,641	8,195	2,506	1999	1999
Lebanon Business Park	Lebanon Building 12	Industrial	24,418	5,163	12,851	394	5,163	13,245	18,408	4,787	2003	2003
Lebanon Business Park	Lebanon Building 13	Industrial	9,358	561	6,473	83	1,901	5,216	7,117	2,197	2003	2003
Lebanon Business Park	Lebanon Building 14	Industrial	19,178	2,813	11,496	811	2,813	12,307	15,120	2,599	2005	2005
Lebanon Business Park	Lebanon Building 1(Amer Air)	Industrial	3,495	312	3,526	—	312	3,526	3,838	71	1996	2010
Lebanon Business Park	Lebanon Building 2	Industrial	18,922	948	19,093	—	948	19,093	20,041	343	2007	2010
Lebanon Business Park	Lebanon Building 6	Industrial	—	699	7,611	—	699	7,611	8,310	179	1998	2010

Lebanon, Tennessee
Park 840 Logistics Center	Pk 840 Logistics Cnt. Bldg 653	Industrial	—	6,776	10,954	1,788	6,776	12,742	19,518	2,561	2006	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Lisle, Illinois
Corporate Lakes Business Park	2275 Cabot Drive	Office	6,390	3,355	6,971	20	3,355	6,991	10,346	1,667	1996	2004

Maryland Heights, Missouri
Riverport Business Park	Riverport Tower	Office	—	3,549	27,727	8,392	3,954	35,714	39,668	13,962	1991	1997
Riverport Business Park	Riverport Distribution	Industrial	—	242	2,217	1,132	242	3,349	3,591	1,210	1990	1997
Riverport Business Park	Express Scripts Service Center	Industrial	—	1,197	8,590	427	1,197	9,017	10,214	3,304	1992	1997
Riverport Business Park	13900 Riverport Drive	Office	—	2,285	9,473	721	2,285	10,194	12,479	3,446	1999	1999
Riverport Business Park	Riverport 1	Industrial	—	900	2,588	396	900	2,984	3,884	1,165	1999	1999
Riverport Business Park	Riverport 2	Industrial	—	1,238	4,152	70	1,238	4,222	5,460	1,539	2000	2000
Riverport Business Park	Riverport III	Industrial	—	1,269	1,982	2,223	1,269	4,205	5,474	1,392	2001	2001
Riverport Business Park	Riverport IV	Industrial	—	1,864	3,362	1,586	1,864	4,948	6,812	898	2007	2007

McDonough, Georgia
Liberty Distribution Center	120 Declaration Drive	Industrial	—	615	8,377	350	615	8,727	9,342	2,513	1997	1999
Liberty Distribution Center	250 Declaration Drive	Industrial	22,248	2,273	13,225	2,438	2,312	15,624	17,936	4,854	2001	2001

Melrose Park, Illinois
O'Hare International Ctr	Melrose Business Center	Industrial	—	5,907	17,398	—	5,907	17,398	23,305	112	2000	2010

Mendota Heights, Minnesota
Enterprise Industrial Center	Enterprise Industrial Center	Industrial	337	864	4,924	697	888	5,597	6,485	1,961	1979	1997

Mishawaka, Indiana
SJRMC Edison Lakes MOB	SJRMC Edison Lakes MOB	Medical Office	—	—	31,955	2,860	42	34,773	34,815	1,428	2009	2009

Moosic, Pennsylvania
Not Applicable	Shoppes at Montage	Retail	—	21,347	39,006	306	21,347	39,312	60,659	7,398	2007	2009

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Morgans Point, Texas
Not Applicable	Barbours Cut I	Industrial	—	1,482	8,209	—	1,482	8,209	9,691	—	2004	2010
Not Applicable	Barbours Cut II	Industrial	—	1,447	8,471	—	1,447	8,471	9,918	—	2005	2010

Morrisville, North Carolina
Perimeter Park	507 Airport Blvd	Industrial	—	1,327	7,353	1,778	1,351	9,107	10,458	2,751	1993	1999
Perimeter Park	5151 McCrimmon Pkwy	Office	—	1,318	7,090	2,065	1,342	9,131	10,473	2,815	1995	1999
Perimeter Park	2600 Perimeter Park Dr	Industrial	—	975	5,177	1,143	991	6,304	7,295	1,975	1997	1999
Perimeter Park	5150 McCrimmon Pkwy	Industrial	—	1,739	12,130	1,698	1,773	13,794	15,567	4,070	1998	1999
Perimeter Park	2400 Perimeter Park Drive	Office	—	760	5,512	1,314	778	6,808	7,586	2,046	1999	1999
Perimeter Park	3000 Perimeter Park Dr (Met 1)	Industrial	205	482	2,466	1,330	491	3,787	4,278	1,163	1989	1999
Perimeter Park	2900 Perimeter Park Dr (Met 2)	Industrial	163	235	1,882	1,280	264	3,133	3,397	1,017	1990	1999
Perimeter Park	2800 Perimeter Park Dr (Met 3)	Industrial	316	777	4,720	1,047	843	5,701	6,544	1,789	1992	1999
Perimeter Park	1100 Perimeter Park Drive	Industrial	—	777	5,581	1,322	794	6,886	7,680	2,073	1990	1999
Perimeter Park	1500 Perimeter Park Drive	Office	—	1,148	10,086	1,121	1,177	11,178	12,355	3,101	1996	1999
Perimeter Park	1600 Perimeter Park Drive	Office	—	1,463	9,463	2,310	1,513	11,723	13,236	3,858	1994	1999
Perimeter Park	1800 Perimeter Park Drive	Office	—	907	5,513	1,750	993	7,177	8,170	2,321	1994	1999
Perimeter Park	2000 Perimeter Park Drive	Office	—	788	5,293	1,081	842	6,320	7,162	2,186	1997	1999
Perimeter Park	1700 Perimeter Park Drive	Office	—	1,230	10,754	2,819	1,260	13,543	14,803	4,642	1997	1999
Perimeter Park	5200 East Paramount	Office	—	1,748	14,291	1,320	1,797	15,562	17,359	4,432	1999	1999
Perimeter Park	2700 Perimeter Park	Industrial	—	662	1,831	1,894	662	3,725	4,387	1,144	2001	2001
Perimeter Park	5200 West Paramount	Office	—	1,831	12,608	1,503	1,831	14,111	15,942	4,725	2001	2001
Perimeter Park	2450 Perimeter Park Drive	Office	—	669	2,259	3	669	2,262	2,931	514	2002	2002
Perimeter Park	3800 Paramount Parkway	Office	—	2,657	7,271	3,240	2,657	10,511	13,168	3,025	2006	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Perimeter Park	Lenovo BTS I	Office	—	1,439	16,961	1,509	1,439	18,470	19,909	3,612	2006	2006
Perimeter Park	Lenovo BTS II	Office	—	1,725	16,809	1,989	1,725	18,798	20,523	3,277	2007	2007
Perimeter Park	5221 Paramount Parkway	Office	—	1,661	14,086	2,172	1,661	16,258	17,919	1,503	2008	2008
Perimeter Park	2250 Perimeter Park	Office	—	2,290	6,981	2,431	2,290	9,412	11,702	1,532	2008	2008
Perimeter Park	Perimeter One	Office	—	5,880	13,605	9,253	5,880	22,858	28,738	4,883	2007	2007
Perimeter Park	Market at Perimeter Park-Bld A	Retail	—	1,149	1,708	155	1,149	1,863	3,012	155	2009	2009
Woodlake Center	100 Innovation Avenue (Woodlk)	Industrial	—	633	3,748	656	633	4,404	5,037	1,322	1994	1999
Woodlake Center	101 Innovation Ave(Woodlk III)	Industrial	—	615	3,971	148	615	4,119	4,734	1,187	1997	1999
Woodlake Center	200 Innovation Drive	Industrial	—	357	4,121	146	357	4,267	4,624	1,294	1999	1999
Woodlake Center	501 Innovation Ave.	Industrial	—	640	5,589	176	640	5,765	6,405	1,640	1999	1999
Woodlake Center	1000 Innovation (Woodlk 6)	Industrial	—	514	2,927	174	514	3,101	3,615	693	1996	2002
Woodlake Center	1200 Innovation (Woodlk 7)	Industrial	—	740	4,416	265	740	4,681	5,421	1,040	1996	2002
Woodlake Center	Woodlake VIII	Industrial	—	908	1,517	339	908	1,856	2,764	824	2004	2004

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Murfreesboro, Tennessee
Middle Tenn Med Ctr - MOB	Middle Tenn Med Ctr - MOB	Medical Office	—	—	20,564	3,994	7	24,551	24,558	1,947	2008	2008

Naperville, Illinois
Meridian Business Campus	1835 Jefferson	Industrial	—	3,180	7,959	5	3,184	7,960	11,144	1,793	2005	2003
I-88 West Suburban	175 Ambassador Drive	Industrial	—	4,778	11,252	—	4,778	11,252	16,030	—	2006	2010

Nashville, Tennessee
Airpark East	Airpark East-800 Commerce Dr.	Industrial	2,707	1,564	2,617	947	1,564	3,564	5,128	804	2002	2002
Lakeview Place	Three Lakeview	Office	—	2,126	11,248	3,442	2,126	14,690	16,816	4,652	1999	1999
Lakeview Place	One Lakeview Place	Office	—	2,046	10,755	(3,048)	2,123	7,630	9,753	4,022	1986	1998
Lakeview Place	Two Lakeview Place	Office	—	2,046	11,375	(3,457)	2,046	7,918	9,964	4,468	1988	1998
Riverview Business Center	Riverview Office Building	Office	—	847	5,431	1,712	847	7,143	7,990	2,325	1983	1999
Nashville Business Center	Nashville Business Center I	Industrial	—	936	5,943	1,224	936	7,167	8,103	2,096	1997	1999
Nashville Business Center	Nashville Business Center II	Industrial	—	5,659	10,206	845	5,659	11,051	16,710	2,864	2005	2005
Four-Forty Business Center	Four-Forty Business Center I	Industrial	—	938	6,454	115	938	6,569	7,507	1,894	1997	1999
Four-Forty Business Center	Four-Forty Business Center III	Industrial	—	1,812	7,325	1,208	1,812	8,533	10,345	2,405	1998	1999
Four-Forty Business Center	Four-Forty Business Center IV	Industrial	—	1,522	5,365	615	1,522	5,980	7,502	1,770	1997	1999
Four-Forty Business Center	Four-Forty Business Center V	Industrial	—	471	2,335	699	471	3,034	3,505	885	1999	1999
Four-Forty Business Center	Four-Forty Business Center II	Industrial	3,193	1,108	4,829	—	1,108	4,829	5,937	—	1996	2010

New Albany, Ohio
New Albany	6525 West Campus Oval	Office	—	842	3,572	2,460	881	5,993	6,874	1,853	1999	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Niles, Illinois
Howard 220	Howard 220	Industrial	9,544	4,920	3,400	9,616	7,761	10,175	17,936	2,230	2008	2004

Norcross, Georgia
Gwinnett Park	1835 Shackleford Court	Office	—	29	5,591	(1,708)	29	3,883	3,912	1,901	1990	1999

Norfolk, Virginia
Norfolk Industrial Park	1400 Sewells Point Road	Industrial	2,432	1,463	5,723	417	1,463	6,140	7,603	654	1983	2007

Northlake, Illinois
Northlake 1 Park	Northlake I	Industrial	10,318	5,721	9,963	835	5,721	10,798	16,519	2,586	2002	2002
Northlake Distribution Park	Northlake III-Grnd Whse	Industrial	6,982	5,382	5,708	253	5,382	5,961	11,343	1,330	2006	2006

North Olmsted, Ohio
Great Northern Corporate Ctr.	Great Northern Corp Center I	Office	—	1,048	6,457	2,859	1,040	9,324	10,364	3,470	1985	1996
Great Northern Corporate Ctr.	Great Northern Corp Center II	Office	—	1,048	6,447	3,033	1,048	9,480	10,528	3,529	1987	1996
Great Northern Corporate Ctr.	Great Northern Corp Center III	Office	—	604	4,668	822	604	5,490	6,094	1,679	1999	1999

Oak Brook, Illinois
2000 York Road	2000 York Road	Office	—	2,625	15,825	377	2,625	16,202	18,827	11,783	1986	2005

Orlando, Florida
Liberty Park at Southcenter	Southcenter I-Brede/Allied BTS	Industrial	—	3,094	3,867	29	3,094	3,896	6,990	1,456	2003	2003
Parksouth Distribution Center	Parksouth Distribution Ctr. B	Industrial	—	565	4,871	550	570	5,416	5,986	1,803	1996	1999
Parksouth Distribution Center	Parksouth Distribution Ctr. A	Industrial	—	493	4,340	275	498	4,610	5,108	1,321	1997	1999
Parksouth Distribution Center	Parksouth Distribution Ctr. D	Industrial	—	593	4,075	549	597	4,620	5,217	1,343	1998	1999
Parksouth Distribution Center	Parksouth Distribution Ctr. E	Industrial	—	649	4,433	623	677	5,028	5,705	1,454	1997	1999
Parksouth Distribution Center	Parksouth Distribution Ctr. F	Industrial	—	1,030	4,767	1,529	1,232	6,094	7,326	1,865	1999	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Parksouth Distribution Center	Parksouth Distribution Ctr. H	Industrial	—	725	3,109	225	754	3,305	4,059	911	2000	2000
Parksouth Distribution Center	Parksouth Distribution Ctr. C	Industrial	—	598	1,769	1,685	674	3,378	4,052	778	2003	2001
Parksouth Distribution Center	Parksouth-Benjamin Moore BTS	Industrial	—	708	2,070	27	1,129	1,676	2,805	582	2003	2003
Crossroads Business Park	Crossroads VII	Industrial	—	2,803	5,891	3,212	2,803	9,103	11,906	2,236	2006	2006
Crossroads Business Park	Crossroads VIII	Industrial	—	2,701	4,817	1,423	2,701	6,240	8,941	999	2007	2007

Otsego, Minnesota
Gateway North Business Center	Gateway North 1	Industrial	—	2,243	3,959	1,244	2,287	5,159	7,446	799	2007	2007

Pembroke Pines, Florida
Pembroke Pines	Pembroke Gardens	Retail	—	26,067	88,640	1,828	24,858	91,677	116,535	11,944	2007	2009

Phoenix, Arizona
Not Applicable	Estrella Buckeye	Industrial	4,475	1,796	5,778	—	1,796	5,778	7,574	291	1996	2010

Plainfield, Illinois
Edward Plainfield MOB I	Edward Plainfield MOB I	Medical Office	—	—	9,483	1,265	—	10,748	10,748	2,442	2006	2007

Plainfield, Indiana
Plainfield Business Park	Plainfield Building 1	Industrial	15,912	1,104	11,151	425	1,104	11,576	12,680	3,385	2000	2000
Plainfield Business Park	Plainfield Building 2	Industrial	17,522	1,387	8,874	3,099	2,868	10,492	13,360	4,461	2000	2000
Plainfield Business Park	Plainfield Building 3	Industrial	17,610	2,016	9,151	2,560	2,016	11,711	13,727	2,308	2002	2002
Plainfield Business Park	Plainfield Building 5	Industrial	11,794	2,726	6,488	444	2,726	6,932	9,658	1,714	2004	2004
Plainfield Business Park	Plainfield Building 8	Industrial	21,413	4,527	11,570	1,016	4,527	12,586	17,113	2,537	2006	2006

Plano, Texas
5556 & 5560 Tennyson Parkway	5560 Tennyson Parkway	Office	—	1,527	5,408	789	1,527	6,197	7,724	1,760	1997	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
5556 & 5560 Tennyson Parkway	5556 Tennyson Parkway	Office	—	1,181	9,654	1,172	1,181	10,826	12,007	2,869	1999	1999
Baylor Plano MOB	Baylor Plano MOB	Medical Office	—	16	28,375	966	49	29,308	29,357	1,218	2009	2009

Plantation, Florida
South Pointe - Broward	Royal Palm I	Office	—	10,209	30,034	—	10,209	30,034	40,243	925	2001	2010
South Pointe - Broward	Royal Palm II	Office	—	8,935	29,368	—	8,935	29,368	38,303	787	2007	2010

Plymouth, Minnesota
Medicine Lake Indust Ctr	Medicine Lake Indus. Center	Industrial	615	1,145	5,944	1,827	1,145	7,771	8,916	2,642	1970	1997

Pompano Beach, Florida
Atlantic Business Center	Atlantic Business Center 1	Industrial	6,806	2,181	8,997	—	2,181	8,997	11,178	—	2000	2010
Atlantic Business Center	Atlantic Business Center 2	Industrial	5,781	1,959	8,082	—	1,959	8,082	10,041	—	2001	2010
Atlantic Business Center	Atlantic Business Center 3	Industrial	6,125	2,076	8,563	—	2,076	8,563	10,639	—	2001	2010
Atlantic Business Center	Atlantic Business Center 4A	Industrial	4,113	1,325	5,464	—	1,325	5,464	6,789	—	2002	2010
Atlantic Business Center	Atlantic Business Center 4B	Industrial	4,696	1,356	5,595	—	1,356	5,595	6,951	—	2002	2010
Atlantic Business Center	Atlantic Business Center 5A	Industrial	4,623	1,489	6,141	—	1,489	6,141	7,630	—	2002	2010
Atlantic Business Center	Atlantic Business Center 5B	Industrial	4,821	1,552	6,404	—	1,552	6,404	7,956	—	2004	2010
Atlantic Business Center	Atlantic Business Center 6A	Industrial	4,672	1,505	6,206	—	1,505	6,206	7,711	—	2004	2010
Atlantic Business Center	Atlantic Business Center 6B	Industrial	4,730	1,523	6,283	—	1,523	6,283	7,806	—	2002	2010
Atlantic Business Center	Atlantic Business Center 7A	Industrial	3,541	1,200	4,950	—	1,200	4,950	6,150	—	2005	2010
Atlantic Business Center	Atlantic Business Center 7B	Industrial	4,582	1,553	6,406	—	1,553	6,406	7,959	—	2004	2010
Atlantic Business Center	Atlantic Business Center 8	Industrial	4,870	958	3,952	—	958	3,952	4,910	—	2005	2010
Atlantic Business Center	Atlantic Business Center 9	Industrial	3,183	627	2,585	—	627	2,585	3,212	—	2006	2010
Park Central Industrial	Copans Business Park 3	Industrial	4,786	1,072	4,499	—	1,072	4,499	5,571	—	1989	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park Central Industrial	Copans Business Park 4	Industrial	4,115	933	3,847	—	933	3,847	4,780	—	1989	2010
Park Central Industrial	Park Central Business Park 1	Office	5,983	1,103	4,550	—	1,103	4,550	5,653	—	1985	2010
Park Central Industrial	Park Central Business Park 2	Industrial	1,258	229	963	—	229	963	1,192	—	1982	2010
Park Central Industrial	Park Central Business Park 3	Industrial	1,613	297	1,227	—	297	1,227	1,524	—	1982	2010
Park Central Industrial	Park Central Business Park 4	Industrial	1,940	358	1,475	—	358	1,475	1,833	—	1985	2010
Park Central Industrial	Park Central Business Park 5	Industrial	2,550	470	1,939	—	470	1,939	2,409	—	1986	2010
Park Central Industrial	Park Central Business Park 6	Industrial	2,175	401	1,654	—	401	1,654	2,055	—	1986	2010
Park Central Industrial	Park Central Business Park 7	Industrial	2,161	398	1,643	—	398	1,643	2,041	—	1986	2010
Park Central Industrial	Park Central Business Park 10	Industrial	3,544	673	2,776	—	673	2,776	3,449	—	1999	2010
Park Central Industrial	Park Central Business Park 11	Industrial	6,539	1,242	5,123	—	1,242	5,123	6,365	—	1995	2010
Pompano Commerce Center	Pompano Commerce Ctr I	Industrial	—	3,250	4,384	—	3,250	4,384	7,634	148	2010	2010
Pompano Commerce Center	Pompano Commerce Ctr III	Industrial	—	3,250	4,384	—	3,250	4,384	7,634	148	2010	2010
Sample 95	Sample 95 Business Park 1	Industrial	7,458	1,811	7,472	—	1,811	7,472	9,283	—	1999	2010
Sample 95	Sample 95 Business Park 4	Industrial	—	1,198	4,940	—	1,198	4,940	6,138	—	1999	2010
Atlantic Business Center	Atlantic Business Ctr. 10-KFC	Grounds	—	772	—	—	772	—	772	—	n/a	2010

Port Wentworth, Georgia
Grange Road	318 Grange Road	Industrial	2,059	957	4,231	58	957	4,289	5,246	635	2001	2006
Grange Road	246 Grange Road	Industrial	5,572	1,191	8,294	7	1,191	8,301	9,492	1,363	2006	2006
Crossroads (Savannah)	100 Ocean Link Way-Godley Rd	Industrial	10,023	2,306	13,389	81	2,336	13,440	15,776	2,019	2006	2006
Crossroads (Savannah)	500 Expansion Blvd	Industrial	4,266	649	6,282	17	649	6,299	6,948	558	2006	2008
Crossroads (Savannah)	400 Expansion Blvd	Industrial	9,682	1,636	14,506	9	1,636	14,515	16,151	1,271	2007	2008
Crossroads (Savannah)	605 Expansion Blvd	Industrial	5,705	1,615	7,456	25	1,615	7,481	9,096	679	2007	2008

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Crossroads (Savannah)	405 Expansion Blvd	Industrial	2,145	535	3,543	—	535	3,543	4,078	286	2008	2009
Crossroads (Savannah)	600 Expansion Blvd	Industrial	6,141	1,248	10,387	—	1,248	10,387	11,635	817	2008	2009
Crossroads (Savannah)	602 Expansion Blvd	Industrial	—	1,840	12,181	8	1,840	12,189	14,029	733	2009	2009

Raleigh, North Carolina
Brook Forest	Brook Forest I	Office	—	1,242	4,644	1,258	1,242	5,902	7,144	1,633	2000	2000
Centerview	5540 Centerview Drive	Office	—	773	5,909	1,580	773	7,489	8,262	1,987	1986	2003
Centerview	5565 Centerview Drive	Office	—	513	4,610	789	513	5,399	5,912	1,342	1999	2003
Crabtree Overlook	Crabtree Overlook	Office	—	2,164	15,288	424	2,164	15,712	17,876	3,774	2001	2001
Interchange Plaza	801 Jones Franklin Road	Office	—	1,351	7,477	1,023	1,351	8,500	9,851	2,723	1995	1999
Interchange Plaza	5520 Capital Center Drive	Office	—	842	3,824	725	842	4,549	5,391	1,314	1993	1999
Walnut Creek	Walnut Creek Business Park #1	Industrial	—	419	2,084	582	442	2,643	3,085	857	2001	2001
Walnut Creek	Walnut Creek Business Park #2	Industrial	—	456	3,143	312	487	3,424	3,911	1,403	2001	2001
Walnut Creek	Walnut Creek Business Park #3	Industrial	—	679	3,284	1,244	719	4,488	5,207	1,150	2001	2001
Walnut Creek	Walnut Creek IV	Industrial	—	2,038	2,152	1,452	2,083	3,559	5,642	1,431	2004	2004
Walnut Creek	Walnut Creek V	Industrial	—	1,718	3,302	602	1,718	3,904	5,622	642	2008	2008

Romeoville, Illinois
Park 55	Park 55 Bldg. 1	Industrial	9,647	6,433	8,408	949	6,433	9,357	15,790	2,659	2005	2005
Crossroads Business Park	Crossroads 2	Industrial	—	2,938	9,578	—	2,938	9,578	12,516	195	1999	2010
Crossroads Business Park	Crossroads 5	Industrial	—	5,296	6,403	—	5,296	6,403	11,699	328	2009	2010

Rosemont, Illinois
O'Hare International Ctr	O'Hare International Ctr I	Office	—	7,700	23,672	1,384	7,700	25,056	32,756	4,818	1984	2005
O'Hare International Ctr	O'Hare International Ctr II	Office	—	8,103	31,844	4,134	8,103	35,978	44,081	12,647	1987	2005
Riverway	Riverway East	Office	15,552	13,853	25,400	2,689	13,853	28,089	41,942	6,127	1987	2005
Riverway	Riverway West	Office	19,217	3,294	39,063	5,800	3,294	44,863	48,157	13,599	1989	2005
Riverway	Riverway Central	Office	29,786	4,229	66,544	8,979	4,229	75,523	79,752	18,530	1989	2005

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Riverway	Riverway MW II (Ground Lease)	Grounds	—	586	—	—	586	—	586	—	n/a	2007

Sandy Springs, Georgia
Center Pointe Medical I and II	Center Pointe I and II	Medical Office	—	9,697	29,098	17,676	9,697	46,774	56,471	13,921	2010	2007

Savannah, Georgia
Gulfstream Road	198 Gulfstream	Industrial	5,559	549	3,805	154	549	3,959	4,508	514	1997	2006
Gulfstream Road	194 Gulfstream	Industrial	522	412	2,514	15	412	2,529	2,941	335	1998	2006
Gulfstream Road	190 Gulfstream	Industrial	1,355	689	4,916	—	689	4,916	5,605	880	1999	2006
Grange Road	250 Grange Road	Industrial	3,533	928	8,648	7	928	8,655	9,583	1,386	2002	2006
Grange Road	248 Grange Road	Industrial	1,505	664	3,496	8	664	3,504	4,168	567	2002	2006
SPA Park	80 Coleman Blvd.	Industrial	1,526	782	2,962	—	782	2,962	3,744	403	2002	2006
Crossroads (Savannah)	163 Portside Court	Industrial	21,201	8,433	8,366	20	8,433	8,386	16,819	2,384	2004	2006
Crossroads (Savannah)	151 Portside Court	Industrial	2,911	966	7,155	35	966	7,190	8,156	910	2003	2006
Crossroads (Savannah)	175 Portside Court	Industrial	12,443	4,300	15,696	61	4,301	15,756	20,057	2,905	2005	2006
Crossroads (Savannah)	150 Portside Court	Industrial	7,834	3,071	23,001	788	3,071	23,789	26,860	4,005	2001	2006
Crossroads (Savannah)	235 Jimmy Deloach Parkway	Industrial	2,855	1,074	8,442	37	1,074	8,479	9,553	1,361	2001	2006
Crossroads (Savannah)	239 Jimmy Deloach Parkway	Industrial	2,468	1,074	7,141	37	1,074	7,178	8,252	1,165	2001	2006
Crossroads (Savannah)	246 Jimmy Deloach Parkway	Industrial	3,386	992	5,383	14	992	5,397	6,389	887	2006	2006
Port of Savannah	276 Jimmy Deloach Land	Grounds	—	2,267	—	—	2,267	—	2,267	220	n/a	2006
Crossroads (Savannah)	200 Ocean Link Way	Industrial	6,453	878	10,021	14	883	10,030	10,913	1,018	2006	2008

Sea Brook, Texas
Not Applicable	Bayport Logistics Center	Industrial	—	2,629	13,284	—	2,629	13,284	15,913	—	2009	2010

Seven Hills, Ohio
Rock Run Business Campus	Rock Run North	Office	—	837	5,307	(2,192)	960	2,992	3,952	2,345	1984	1996
Rock Run Business Campus	Rock Run Center	Office	—	1,046	6,533	(2,955)	1,169	3,455	4,624	2,913	1985	1996

Sharonville, Ohio
Mosteller Distribution Center	Mosteller Distribution Ctr. I	Industrial	—	1,275	5,209	3,550	1,275	8,759	10,034	3,906	1996	1996

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Mosteller Distribution Center	Mosteller Distribution Ctr. II	Industrial	—	828	4,060	1,598	828	5,658	6,486	2,602	1997	1997

St. Louis Park, Minnesota
The West End	1600 Tower	Office	—	2,321	26,928	6,867	2,516	33,600	36,116	9,803	2000	2000
The West End	MoneyGram Tower	Office	—	3,039	34,757	7,080	3,033	41,843	44,876	13,035	1987	1999
Minneapolis West	Chilies Ground Lease	Grounds	—	921	—	157	1,078	—	1,078	53	n/a	1998
Minneapolis West	Olive Garden Ground Lease	Grounds	—	921	—	114	1,035	—	1,035	61	n/a	1998

St. Louis, Missouri
Lakeside Crossing	Lakeside Crossing Building One	Industrial	—	596	1,572	527	480	2,215	2,695	915	2002	2002
Lakeside Crossing	Lakeside Crossing Building II	Industrial	—	783	1,964	20	782	1,985	2,767	1,019	2003	2003
Lakeside Crossing	Lakeside Crossing Building III	Industrial	—	1,905	3,986	360	1,623	4,628	6,251	1,408	2002	2002
Lakeside Crossing	Lakeside Crossing V	Office	—	750	1,130	17	750	1,147	1,897	351	2004	2004
Lakeside Crossing	Lakeside Crossing Building VI	Industrial	—	1,079	2,125	2,298	1,333	4,169	5,502	2,132	2002	2002
Laumeier Office Park	Laumeier I	Office	—	1,384	8,326	4,603	1,220	13,093	14,313	4,962	1987	1995
Laumeier Office Park	Laumeier II	Office	—	1,421	9,065	2,506	1,258	11,734	12,992	5,127	1988	1995
Laumeier Office Park	Laumeier IV	Office	—	1,029	6,493	1,489	1,029	7,982	9,011	2,832	1987	1998
Maryville Center	530 Maryville Centre	Office	—	2,219	14,214	3,105	2,219	17,319	19,538	6,069	1990	1997
Maryville Center	550 Maryville Centre	Office	—	1,996	12,447	2,338	1,996	14,785	16,781	5,627	1988	1997
Maryville Center	635-645 Maryville Centre	Office	—	3,048	17,522	3,042	3,048	20,564	23,612	7,348	1987	1997
Maryville Center	655 Maryville Centre	Office	—	1,860	13,067	2,319	1,860	15,386	17,246	5,265	1994	1997
Maryville Center	540 Maryville Centre	Office	—	2,219	13,842	2,347	2,219	16,189	18,408	6,003	1990	1997
Maryville Center	520 Maryville Centre	Office	—	2,404	14,004	1,395	2,404	15,399	17,803	4,872	1999	1999
Maryville Center	625 Maryville Centre	Office	—	2,509	10,956	618	2,509	11,574	14,083	3,370	1996	2002
Westport Place	Westport Center I	Industrial	—	1,707	5,040	920	1,707	5,960	7,667	2,618	1998	1998

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Westport Place	Westport Center II	Industrial	—	914	1,924	425	914	2,349	3,263	967	1998	1998
Westport Place	Westport Center III	Industrial	—	1,206	2,651	841	1,206	3,492	4,698	1,248	1999	1999
Westport Place	Westport Center V	Industrial	—	493	1,274	74	493	1,348	1,841	456	2000	2000
Westport Place	Westport Place	Office	—	1,990	5,478	2,138	1,990	7,616	9,606	3,108	2000	2000
Westmark	Westmark	Office	—	1,497	9,173	2,409	1,342	11,737	13,079	4,747	1987	1995
Westview Place	Westview Place	Office	—	669	7,544	4,276	669	11,820	12,489	5,073	1988	1995
Woodsmill Commons	Woodsmill Commons II (400)	Office	—	1,718	7,663	852	1,718	8,515	10,233	2,256	1985	2003
Woodsmill Commons	Woodsmill Commons I (424)	Office	—	1,836	7,109	1,276	1,836	8,385	10,221	2,096	1985	2003

Stafford, Texas
Stafford	Stafford Distribution Center	Industrial	—	3,502	5,433	2,954	3,502	8,387	11,889	1,403	2008	2008

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Sterling, Virginia
TransDulles Centre	22800 Davis Drive	Office	—	2,550	11,250	110	2,550	11,360	13,910	1,574	1989	2006
TransDulles Centre	22714 Glenn Drive	Industrial	—	3,973	4,422	1,015	3,973	5,437	9,410	976	2007	2007

Suffolk, Virginia
Northgate Commerce Park	101 Industrial Drive, Bldg. A	Industrial	—	1,558	8,230	(21)	1,558	8,209	9,767	713	2007	2007
Northgate Commerce Park	103 Industrial Drive	Industrial	—	1,558	8,230	—	1,558	8,230	9,788	714	2007	2007

Sumner, Washington
Not Applicable	Sumner Transit	Industrial	17,117	16,032	5,935	276	16,032	6,211	22,243	1,330	2005	2007

Sunrise, Florida
Sawgrass Pointe	Sawgrass - Building B	Office	—	1,211	4,693	1,394	1,211	6,087	7,298	1,947	1999	2001
Sawgrass Pointe	Sawgrass - Building A	Office	—	1,147	3,875	165	1,147	4,040	5,187	1,027	2000	2001
Sawgrass Pointe	Sawgrass Pointe I	Office	—	3,484	21,132	8,479	3,484	29,611	33,095	9,369	2002	2002
Sawgrass Pointe	Sawgrass Pointe II	Office	—	3,481	11,973	(85)	3,481	11,888	15,369	1,698	2009	2009

Suwanee, Georgia
Horizon Business Center	90 Horizon Drive	Industrial	—	180	1,247	—	180	1,247	1,427	24	2001	2010
Horizon Business Center	225 Horizon Drive	Industrial	—	457	2,077	—	457	2,077	2,534	43	1990	2010
Horizon Business Center	250 Horizon Drive	Industrial	—	1,625	5,870	—	1,625	5,870	7,495	161	1997	2010
Horizon Business Center	70 Crestridge Drive	Industrial	—	956	3,600	—	956	3,600	4,556	91	1998	2010
Horizon Business Center	2780 Horizon Ridge	Industrial	—	1,143	5,723	—	1,143	5,723	6,866	126	1997	2010
Horizon Business Center	2800 Vista Ridge Drive	Industrial	—	1,557	2,625	—	1,557	2,625	4,182	108	1995	2010
Horizon Business Center	25 Crestridge Drive	Industrial	—	723	2,439	—	723	2,439	3,162	52	1999	2010
Horizon Business Center	Genera Corp. BTS	Industrial	—	1,505	4,952	—	1,505	4,952	6,457	121	2006	2010
Northbrook	1000 Northbrook Parkway	Industrial	—	756	3,322	—	756	3,322	4,078	76	1986	2010

Tampa, Florida
Fairfield Distribution Center	Fairfield Distribution Ctr I	Industrial	—	483	2,621	124	487	2,741	3,228	834	1998	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Fairfield Distribution Center	Fairfield Distribution Ctr II	Industrial	—	530	4,900	124	534	5,020	5,554	1,490	1998	1999
Fairfield Distribution Center	Fairfield Distribution Ctr III	Industrial	—	334	2,745	134	338	2,875	3,213	819	1999	1999
Fairfield Distribution Center	Fairfield Distribution Ctr IV	Industrial	—	600	1,711	1,274	604	2,981	3,585	952	1999	1999
Fairfield Distribution Center	Fairfield Distribution Ctr V	Industrial	—	488	2,635	263	488	2,898	3,386	792	2000	2000
Fairfield Distribution Center	Fairfield Distribution Ctr VI	Industrial	—	555	3,762	758	555	4,520	5,075	1,160	2001	2001
Fairfield Distribution Center	Fairfield Distribution Ctr VII	Industrial	—	394	1,857	758	394	2,615	3,009	623	2001	2001
Fairfield Distribution Center	Fairfield Distrib. Ctr. VIII	Industrial	—	1,082	2,071	412	1,082	2,483	3,565	636	2004	2004
Eagle Creek Business Center	Eagle Creek Business Ctr. I	Industrial	—	3,705	3,072	1,034	3,705	4,106	7,811	1,469	2006	2006
Eagle Creek Business Center	Eagle Creek Business Ctr. II	Industrial	—	2,354	2,272	969	2,354	3,241	5,595	988	2007	2007
Eagle Creek Business Center	Eagle Creek Business Ctr. III	Industrial	—	2,332	2,237	1,430	2,332	3,667	5,999	801	2007	2007
Highland Oaks	Highland Oaks I	Office	—	1,525	11,906	1,886	1,525	13,792	15,317	3,970	1999	1999
Highland Oaks	Highland Oaks II	Office	—	1,605	10,762	3,847	1,605	14,609	16,214	5,806	1999	1999
Highland Oaks	Highland Oaks III	Office	—	2,882	8,871	689	2,522	9,920	12,442	2,094	2007	2007
Highland Oaks	Highland Oaks IV	Office	—	3,068	9,962	4,066	3,068	14,028	17,096	1,286	2008	2008
Highland Oaks	Highland Oaks V	Office	—	2,412	6,524	3,421	2,412	9,945	12,357	2,437	2007	2007

Titusville, Florida
Retail Development	Crossroads Marketplace	Retail	—	12,678	4,451	(3,034)	11,922	2,173	14,095	2,326	2007	2007

West Chester, Ohio
Centre Pointe Office Park	Centre Pointe I	Office	—	2,501	7,554	725	2,501	8,279	10,780	1,733	2000	2004
Centre Pointe Office Park	Centre Pointe II	Office	—	2,056	8,186	305	2,056	8,491	10,547	1,718	2001	2004
Centre Pointe Office Park	Centre Pointe III	Office	—	2,048	8,089	1,247	2,048	9,336	11,384	2,134	2002	2004
Centre Pointe Office Park	Centre Pointe IV	Office	—	2,013	9,017	1,540	2,932	9,638	12,570	2,646	2005	2005
Centre Pointe Office Park	Centre Pointe VI	Office	—	2,759	8,266	3,179	2,759	11,445	14,204	1,574	2008	2008
World Park at Union Centre	World Park at Union Centre 10	Industrial	—	2,150	5,503	7,408	2,151	12,910	15,061	3,290	2006	2006
World Park at Union Centre	World Park at Union Centre 11	Industrial	—	2,592	6,936	27	2,592	6,963	9,555	2,374	2004	2004

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
World Park at Union Centre	World Park at Union Centre 1	Industrial	—	300	2,902	—	300	2,902	3,202	88	1998	2010
World Park at Union Centre	World Park at Union Centre 2	Industrial	—	287	2,394	—	287	2,394	2,681	63	1999	2010
World Park at Union Centre	World Park at Union Centre 3	Industrial	—	1,125	6,042	—	1,125	6,042	7,167	121	1998	2010
World Park at Union Centre	World Park at Union Centre 4	Industrial	—	335	2,085	—	335	2,085	2,420	51	1999	2010
World Park at Union Centre	World Park at Union Centre 5	Industrial	—	482	2,415	—	482	2,415	2,897	52	1999	2010
World Park at Union Centre	World Park at Union Centre 6	Industrial	—	1,219	6,268	—	1,219	6,268	7,487	124	1999	2010
World Park at Union Centre	World Park at Union Centre 7	Industrial	—	1,918	5,208	—	1,918	5,208	7,126	145	2005	2010
World Park at Union Centre	World Park at Union Centre 8	Industrial	—	1,160	6,111	—	1,160	6,111	7,271	136	1999	2010
World Park at Union Centre	World Park at Union Centre 9	Industrial	—	1,189	5,924	—	1,189	5,924	7,113	146	2001	2010
North Pointe at Union Centre	North Pointe at Union Centre I	Office	—	2,878	17,467	426	2,878	17,893	20,771	822	2010	2010
North Pointe at Union Centre	North Pointe at Union Ctr II	Office	—	2,904	16,861	286	2,904	17,147	20,051	657	2010	2010

West Jefferson, Ohio
Park 70 at West Jefferson	Restoration Hardware BTS	Industrial	—	6,454	24,812	2,443	6,510	27,199	33,709	2,922	2008	2008

West Palm Beach, Florida
Duke Realty Park of Commerce	Park of Commerce 1	Industrial	—	626	2,583	—	626	2,583	3,209	—	2010	2010
Duke Realty Park of Commerce	Park of Commerce 3	Industrial	—	1,085	4,475	—	1,085	4,475	5,560	—	2010	2010
Duke Realty Airport Center	Airport Center 1	Industrial	5,527	1,595	6,580	—	1,595	6,580	8,175	—	2002	2010
Duke Realty Airport Center	Airport Center 2	Industrial	3,966	1,166	4,809	—	1,166	4,809	5,975	—	2002	2010
Duke Realty Airport Center	Airport Center 3	Industrial	3,988	1,136	4,685	—	1,136	4,685	5,821	—	2002	2010

Westmont, Illinois
Oakmont Corporate Center	Oakmont Tech Center	Office	—	1,501	8,554	2,535	1,703	10,887	12,590	4,079	1989	1998

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Weston, Florida
Weston Pointe	Weston Pointe I	Office	—	2,580	9,431	2,058	2,580	11,489	14,069	2,634	1999	2003
Weston Pointe	Weston Pointe II	Office	—	2,183	10,752	2,110	2,183	12,862	15,045	3,111	2000	2003
Weston Pointe	Weston Pointe III	Office	—	2,183	11,531	757	2,183	12,288	14,471	2,715	2001	2003
Weston Pointe	Weston Pointe IV	Office	—	3,349	10,686	3,210	3,349	13,896	17,245	3,951	2006	2006

Zionsville, Indiana
Anson	Marketplace at Anson	Retail	—	2,147	2,727	2,078	2,147	4,805	6,952	755	2007	2007
	Accum. Depr. on Improvements of Undeveloped Land									9,273
	Eliminations					240	1,009	(769)	240	(1,988)
			1,065,628	1,208,036	5,051,925	772,928	1,234,124	5,798,765	7,032,889	1,406,437

(1) The tax basis (in thousands) of our real estate assets at 12/31/10 was approximately $7,208,536 for federal income tax purposes.
(2) Depreciation of real estate is computed using the straight-line method over 40 years for buildings and 15 years for land improvements for properties that we develop, 30 years for buildings and 10 years for land improvements for properties that we acquire, and shorter periods based on lease terms (generally 3 to 10 years) for tenant improvements.

	Real Estate Assets			Accumulated Depreciation
	2010	2009	2008	2010	2009	2008
Balance at beginning of year	$6,390,119	$6,297,922	$5,765,747	$1,311,733	$1,167,113	$990,280
Acquisitions	449,530	29,726	56,304	—	—	—
Construction costs and tenant improvements	162,301	307,157	812,084	—	—	—
Depreciation expense	—	—	—	271,058	266,803	246,440
Consolidation of previously unconsolidated properties	530,573	176,038	85,201	—	—	—
	7,532,523	6,810,843	6,719,336	1,582,791	1,433,916	1,236,720
Deductions during year:
Cost of real estate sold or contributed	(421,325)	(258,854)	(367,922)	(97,699)	(32,087)	(16,115)
Impairment Allowance	—	(71,774)	—	—	—	—
Write-off of fully amortized assets	(78,309)	(90,096)	(53,492)	(78,655)	(90,096)	(53,492)
Balance at end of year	$7,032,889	$6,390,119	$6,297,922	$1,406,437	$1,311,733	$1,167,113